Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Canada Fund - Fidelity Canada Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 105
3 years	328
5 years	569
10 years	$ 1,259